Trade Receivables, Net (Tables)	6 Months Ended
Mar. 31, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables Net

Trade receivables, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Trade receivables	27,928,480	31,242,732
Less: allowance for credit loss	(6,077,000)	(6,390,000)
	21,851,480	24,852,732

Schedule of Allowance for Credit Loss of Trade Receivables

Movement of provision for allowance for credit loss of trade receivables is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Balance at beginning of the period	8,347,208	6,077,000
Retrospective adjustment upon adoption of ASC 326	947,792	—
Provision for the period	64,000	313,000
Balance at end of the period	9,359,000	6,390,000